PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current accounts and other receivables	$ 1,009	$ 2,700
GST and HST Receivables
Statement [Line Items]
Current accounts and other receivables	564	593
Other Receivables
Statement [Line Items]
Current accounts and other receivables	40	38
Prepaid Expenses
Statement [Line Items]
Current accounts and other receivables	405	354
Investment Sale Proceeds Receivable
Statement [Line Items]
Current accounts and other receivables	$ 0	$ 1,715